Provisions - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [Line Items]
Other provisions	€ 691	€ 688
Other provisions, Amount expected to be settled within twelve months	139	146
Credit replacement facilities [Member]
Disclosure of Provisions [Line Items]
Other provisions	17	25
Non credit replacement facilities [Member]
Disclosure of Provisions [Line Items]
Other provisions	€ 75	€ 93